Shareholders’ Equity (Details) - Schedule of restricted stock grants - Restricted Stock [Member] - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Shareholders’ Equity (Details) - Schedule of restricted stock grants [Line Items]
Shares, Unvested Beginning	555,000	660,000
Weighted Average Grant Date Fair Value Per Share, Unvested Beginning	$ 2.06	$ 2.57
Aggregate Intrinsic Value, Unvested Beginning	$ 471,750
Shares, Granted	700,000	180,000	720,000
Weighted Average Grant Date Fair Value Per Share, Granted	$ 1.39	$ 0.47	$ 2.57
Aggregate Intrinsic Value, Granted
Shares, Vested	(649,167)	(285,000)	(60,000)
Weighted Average Grant Date Fair Value Per Share, Vested	$ 1.87	$ 2.24	$ 2.57
Aggregate Intrinsic Value, Vested
Shares, Unvested Ending	485,833	555,000	660,000
Weighted Average Grant Date Fair Value Per Share, Unvested Ending	$ 1.4	$ 2.06	$ 2.57
Aggregate Intrinsic Value, Unvested Ending		$ 471,750
Shares, Forfeited	(120,000)
Weighted Average Grant Date Fair Value Per Share, Forfeited	$ 2.57
Aggregate Intrinsic Value, Forfeited